CHARLENE GRANT

Assistant Vice President

Insurance Counsel Law Department

Telephone (949) 219-7286

Fax (949) 219-3706

Charlene.Grant@pacificlife.com

February 7, 2014

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Post-Effective Amendment No. 9 to the Registration Statement for M’s Versatile Product VUL Survivorship 3 Flexible Premium Life Insurance Policy (333-153027) funded by the Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company;

Request for Selective Review

On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 9 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to a variable life insurance policy, designated as M’s Versatile Product VUL Survivorship 3 (“MVP VULS 3”) Policy which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”).

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984)”.

The purpose of this filing is to register interests under MVP VULS 3. MVP VULS 3 is an “enhanced” version of the M’s Versatile Product-Survivorship II (“MVP-S II”) (333-153027) policy currently offered through the Separate Account. Pacific Life intends to offer MVP VULS 3 while it continues to offer MVP-S II in those states in which it continues to seek approval of MVP VULS 3 and the Flexible Duration No-Lapse Guarantee Rider from state insurance departments and certain distribution channels. In accordance with the Letter to Registrants from Brenda D. Sneed, Assistant Director, Office of Insurance Products (dated November 3, 1995), the SEC staff has permitted multiple prospectuses to be included in a single registration statement in these instances.

MVP VULS 3 is a product with a general design based on, and similar to, MVP-S II offered by Pacific Life as disclosed in the prospectuses for each of those two products. The staff previously reviewed the MVP VULS 3 disclosure in connection with its review of MVP-S II (filed on August 14, 2008) and in connection with its review of the M’s Versatile Product VUL 10 and M’s Versatile Product 10 LTP prospectuses (File No. 333-152224; filed October 19, 2012 and May 30, 2103). All previously filed prospectuses are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the MVP VULS 3 prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings.

The prospectus disclosure included in MVP VULS 3 differs materially from the Prior Filings as follows:

1.	Has a lower minimum issue Age of 18.

2.	The Estate Preservation Rider now has a charge.

3.	The following new optional benefit riders have been added;

a.	Conversion Rider; and

b.	Flexible Duration No-Lapse Guarantee Rider.

4.	The following optional benefit riders have been revised to include survivorship language;

a.	Annual Renewable Term Rider-Last Survivor;

b.	Premier Living Benefit Rider-Last Survivor;

c.	Terminal Illness Rider-Last Survivor; and

d.	Varying Increase Rider-Last Survivor.

5.	Has a two part persistency credit.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/ Charlene Grant

Charlene Grant